BNY Mellon Small Cap Stock Fund (Prospectus Summary): | BNY Mellon Small Cap Stock Fund
BNY Mellon Small Cap Stock Fund
June 7, 2012 BNY MELLON FUNDS TRUST BNY Mellon Small Cap Stock Fund Supplement to Prospectus dated December 30, 2011

As of the Effective Date, the fund will pursue its goal by normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small cap companies.  The fund considers small cap companies to be those companies with market capitalizations, at the time of purchase, that are equal to or less than the market capitalization of the largest company included in the Russell 2000 ® Index.  The fund normally allocates its assets among multiple investment strategies employed by the fund's investment adviser that invest primarily in equity securities issued by small cap companies.  The fund is designed to provide exposure to various small cap equity portfolio managers and investment strategies and styles.  The fund invests principally in common stocks, but its equity investments also may include preferred stocks, convertible securities, American Depositary Receipts (ADRs) and warrants, including those purchased in initial public offerings (IPOs) or shortly thereafter.  The fund also may invest in publicly-traded real estate investment trust securities (REITs) and exchange-traded funds (ETFs) and similarly structured pooled investments.  The fund may invest up to 15% of its assets in the equity securities of foreign issuers, including up to 10% of its assets in the equity securities of issuers located in emerging market countries.

The fund's investment adviser determines the investment strategies and sets the target allocations and ranges.  The investment strategies and the fund's targets and ranges (expressed as a percentage of the fund's investable assets) for allocating its assets among the investment strategies as of the Effective Date are as follows:

Investment Strategy	Target	Range
Opportunistic Small Cap Strategy	40%	0% to 50%
Small Cap Value Strategy	30%	0% to 40%
Small Cap Growth Strategy	30%	0% to 40%

The investment strategies and the target weightings and ranges have been selected for investment over longer time periods, but may be changed without shareholder approval or prior notice.  The target weightings will deviate over the short term because of market movements and fund cash flows.  The target weightings do not reflect the fund's working cash balance — a portion of the fund's portfolio will be held in cash due to purchase and redemption activity and other short term cash needs.  The investment adviser normally considers reallocating the fund's investments at least quarterly, but may do so more often in response to market conditions.  Any changes to the investment strategies or the allocation weightings may be implemented over a reasonable period of time.  The investment adviser has the discretion to change the investment strategies and the target allocations and ranges when the investment adviser deems it appropriate.

Although not a principal investment strategy, the fund may, but is not required to, use derivatives, such as options, futures and options on futures (including those relating to stocks, indexes and foreign currencies), and forward contracts, as a substitute for investing directly in an underlying asset, to increase returns, to manage foreign currency risk or as part of a hedging strategy.

The Russell 2000 Index, the fund's primary benchmark, is an unmanaged index designed to measure the performance of the small cap segment of the U.S. stock market.  As of April 30, 2012, the market capitalization range of companies comprising the Russell 2000 Index was between approximately $23.05 million and $4.056 billion, and the weighted average and median market capitalizations of the Russell 2000 Index were approximately $1.369 billion and $509 million, respectively.  The market capitalization range may fluctuate depending on changes in the value of the stock market as a whole.  Because the fund may continue to hold a security whose market capitalization increases or decreases, a substantial portion of the fund's holdings may have market capitalizations outside the range of the Russell 2000 Index at any given time.  In addition, up to 20% of the fund's net assets may be invested in companies with market capitalizations, at the time of purchase, that are above the market capitalization of the largest company included in the Russell 2000 Index.

Investment Risks

In addition to the investment risks applicable to the fund as described in the fund's prospectus, as of the Effective Date, an investment in the fund is subject to strategy allocation risk , market sector risk , foreign investment risk, short-term trading risk, portfolio turnover risk, derivatives risk , ADR risk , exchange-traded fund ( ETF) risk , emerging markets risk , foreign currency risk and leverage risk described in the fund's prospectus.

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Performance

As of the Effective Date, the fund will change its primary benchmark to the Russell 2000 Index, from the S&P ® SmallCap 600 Index, because the Russell 2000 Index is more reflective of the manner in which the fund's assets may be allocated.  The fund also will provide a comparison of the performance of its shares to that of the Russell 2000 Value Index and the Russell 2000 Growth Index to show how the fund's performance compares with the returns of indices of securities similar to those in which the fund invests.